Related Party Transactions - Summary of board remuneration paid (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Cash Compensation	$ 390	$ 212	$ 124
Shared-based Compensation		123	70
Total	390	335	194
Morten Opstad, chair
Disclosure of transactions between related parties [line items]
Cash Compensation	53	59	40
Total	53	59	40
Lawrence J. Ciaccia, Board deputy chair
Disclosure of transactions between related parties [line items]
Cash Compensation	53	28	38
Shared-based Compensation		33
Total	53	61	38
Deborah Davis
Disclosure of transactions between related parties [line items]
Cash Compensation	68	67	10
Shared-based Compensation			36
Total	68	67	46
Hanne Hovding
Disclosure of transactions between related parties [line items]
Cash Compensation	55	52	32
Total	55	52	32
Annika Olsson
Disclosure of transactions between related parties [line items]
Cash Compensation	44
Total	44
Thomas M. Quindlen
Disclosure of transactions between related parties [line items]
Cash Compensation	55	2
Shared-based Compensation		32
Total	55	34
Stephen A. Skaggs
Disclosure of transactions between related parties [line items]
Cash Compensation	62	4	4
Shared-based Compensation		58	34
Total	$ 62	$ 62	$ 38